Note 18 - Current tax assets and liabilities - Summary of Current Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Note 18 - Current tax assets and liabilities
Income tax liabilities	$ 277,712	$ 344,565
V.A.T. liabilities	16,599	60,047
Other taxes	71,981	83,665
Current tax liabilities, current	$ 366,292	$ 488,277